Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of valuation assumptions

	For the Year Ended December 31,
	2017	2018	2019
Expected volatility	42.5%-45.8%	47.8%-48.4%	49.6%-52.1%
Weighted average volatility	43.3%	48.3%	50.8%
Expected dividends	—	—	—
Risk-free rate	1.5% - 2.3%	2.6%-2.8%	1.4%-2.4%
Contractual term (in years)	6	6	6

Schedule of share options activities

	Employees	Senior Management	Consultants	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	(RMB in thousands)
Outstanding at January 1, 2017	4,992	6,580	—	11,572	0.0001	5.02	224,620
Granted	3,419	5,115	700	9,234	0.0001
Exercised	—	—	—	—	0.0001
Forfeited	(287)	(1,100)	—	(1,387)	0.0001

Outstanding at December 31, 2017	8,124	10,595	700	19,419	0.0001	4.80	880,197

Outstanding at January 1, 2018	8,124	10,595	700	19,419	0.0001	4.80	880,197
Granted	2,587	620	—	3,207	0.0001
Exercised	(2,387)	(5,543)	(212)	(8,142)	0.0001
Forfeited	(683)	(1,437)	(50)	(2,170)	0.0001

Outstanding at December 31, 2018	7,641	4,235	438	12,314	0.0001	4.46	1,233,028

Outstanding at January 1, 2019	7,641	4,235	438	12,314	0.0001	4.46	1,233,028
Granted	2,464	730	—	3,194	0.0001
Exercised	(1,352)	(710)	(193)	(2,255)	0.0001
Forfeited	(479)	(600)	—	(1,079)	0.0001

Outstanding at December 31, 2019	8,274	3,655	245	12,174	0.0001	4.13	1,581,408

Exercisable as of December 31, 2019	955	—	145	1,100	0.0001	2.59	142,892